Goodwill - Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Historical cost price, Beginning balance	$ 194.5	$ 187.9
Accumulated impairments, Beginning balance	(63.1)	(60.6)
Book value, Beginning balance	131.4	127.3
Movements:
Effect of movements in exchange rates	(11.8)	4.1
Impairments	0	0
Book value, Ending balance	119.6	131.4
Historical cost price, Ending balance	175.3	194.5
Accumulated impairments, Ending balance	(55.7)	(63.1)
Book value, Ending balance	$ 119.6	$ 131.4